SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Research and development costs	$ 1,419	$ 4,423
Stock-based compensation	5,627	4,997
Net operating and capital loss carryforward	15,079	13,626
Accrued liabilities and reserves	942	590
Total deferred tax assets	23,067	23,636
Valuation allowance	(21,465)	(22,783)
Net deferred tax assets	1,602	853
Intellectual property	(278)	(535)
Property, plant and equipment	(120)	(96)
Software and website development	(189)	(138)
Goodwill	(94)	(84)
Total deferred tax liabilities	(681)	(853)
Net deferred tax assets	$ 921